Shareholder Report, Line Graph (Details) 191994_Carillon Chartwell Real Income Fund_Class A_TSR Annual {Class A} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Accumulated Value	$ 10,240	$ 9,623	$ 11,556
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,458	10,000	$ 11,222
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. TIPS Index
Accumulated Value	$ 10,354	$ 10,000	$ 11,080